                 OCC CASH RESERVES            OCC CASH RESERVES


DIRECTORS AND OFFICERS

Joseph M. La Motta             Director, President & Chairman
V. Lee Barnes                  Director
Paul Y. Clinton                Director
Thomas W. Courtney             Director
Lacy B. Herrmann               Director
Theodore Mason                 Director
John C. Giusio, Jr.            Vice President
Matthew Greenwald              Vice President
Benjamin Gutstein              Vice President
William McDaniel               Vice President
Brian S. Shlissel              Treasurer
Elliot M. Weiss                Secretary

INVESTMENT ADVISER
OpCap Advisors
1345 Avenue of the Americas
New York, NY 10105

DISTRIBUTOR
OCC Distributors
1345 Avenue of the Americas
New York, NY 10105

CUSTODIAN, TRANSFER AND
SHAREHOLDER SERVICING AGENT
State Street Bank and Trust Company
P.O. Box 8505
Boston, MA 02266

-----------------------------------------------------
TABLE OF CONTENTS
  President's Letter..............................  1
  Investment Review...............................  2
  Schedules of Investments........................  4
  Statements of Assets and Liabilities............ 12
  Statements of Operations........................ 13
  Statements of Changes in Net Assets............. 14
  Notes to Financial Statements................... 16
  Financial Highlights............................ 18
  Special Meeting of Shareholders................. 20
-----------------------------------------------------

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.


-  Primary Portfolio
-  Government Portfolio
-  General Municipal Portfolio
-  California Municipal Portfolio
-  New York Municipal Portfolio



SEMI-ANNUAL REPORT

May 31, 2000


MANAGED BY OPCAP ADVISORS

OCC CASH RESERVES



                                                                   July 14, 2000

DEAR SHAREHOLDER:

We are pleased to report to you on the investment activities of OCC Cash Reserves (the "Fund") for the six month period ended May 31, 2000. The Fund continued to meet its objectives of providing safety of principal, liquidity and maximum current income through investment in taxable and tax-exempt money market securities. Detailed information for each of the five portfolios comprising the Fund is presented in the Investment Review and financial statements that follow.

Since our last correspondence to shareholders six months ago, the stock and bond markets have experienced increased volatility. During the first six months of 2000, the Federal Reserve Board (the "Fed") raised the Federal Funds Rate from 5.5% to 6.5% in three increments. The Fed usually adjusts the rate by 25 basis points, but at the May 16th meeting, the Fed raised the rate by 50 basis points further demonstrating its resolve to contain inflation.

Primarily as a result of these rate increases, the pace of economic activity and job growth has moderated. Signs of modest inflation are present, especially in the price of oil, but it is not clear if this is a temporary or longer-term phenomenon. From past experience, it can take up to eight months for interest rate increases to impact the economy, so it is unlikely that this year's rate adjustments have been in place long enough to slow the economy significantly or curtail inflation. With this in mind, the Fed took no action during their June 27-28 meeting, leaving the targeted Fed Funds Rate unchanged at 6.5%. The Fed did maintain a tightening bias and might raise short-term interest rates in the second half of 2000 if the economy continues to strengthen and inflation increases.

We at the Fund, together with OpCap Advisors, the Fund's inventment adviser want to thank you for your continued support and look forward to the opportunity to continue to serve your money market fund needs.


                                                Sincerely,


                                                /s/ Joseph M. LaMotta

                                                Joseph M. LaMotta
                                                President



[sidenote:]

OCC CASH RESERVES
1345 Avenue of the Americas
New York, N.Y. 10105

TAXABLE:
Primary Portfolio
Government Portfolio

TAX-EXEMPT:
General Municipal Portfolio
California Municipal Portfolio
New York Municipal Portfolio

For more information or assistance with your account please call:
1-800-401-6672

--------------------------------------------------------------------------------
INVESTMENT REVIEW
--------------------------------------------------------------------------------

PRIMARY PORTFOLIO

OBJECTIVE
Seeks safety of principal, liquidity and maximum current income from investments in a diversified portfolio of high-quality money market securities. The Primary Portfolio invests in a range of high-quality securities: marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities; U.S. dollar-denominated certificates of deposit and bankers' acceptances; interest-bearing time deposits; and domestic or foreign commercial paper of prime quality and participation interests in loans of equivalent quality extended by banks to such companies.

SEMI-ANNUAL REVIEW
During the six months ended May 31, 2000, the daily dividends of the Primary Portfolio averaged 5.19% on an annual basis and 5.31% compounded monthly. At May 31, 2000, the Portfolio had a seven-day compounded yield of 5.68%, up from 4.91% at the beginning of the year. The average maturity of the Portfolio during the period ranged from a low of 36 days to a high of 58 days and on May 31, 2000, stood at 42 days.

GOVERNMENT PORTFOLIO

OBJECTIVE
Seeks safety of principal, liquidity and maximum current income from investments in a diversified portfolio of high-quality money market securities. The Government Portfolio invests in: marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities.

SEMI-ANNUAL REVIEW
The Government Portfolio's daily dividend averaged 4.86% on an annual basis and 4.97% compounded monthly for the six months ended May 31, 2000. On May 31, 2000, the seven-day compounded yield of the Portfolio was 5.57%, up from 4.60% at November 30, 1999. The average maturity of the Portfolio during the year ranged from 21 days to 61 days. On May 31, 2000, it was 43 days.

GENERAL MUNICIPAL PORTFOLIO

OBJECTIVE
Seeks safety of principal, liquidity and maximum current income exempt from Federal income taxes by investing in a diversified portfolio of high-grade municipal money market securities. Investments include municipal notes, short-term municipal bonds, short-term discount notes and participation interests in any of the foregoing.

SEMI-ANNUAL REVIEW
Daily dividends of the General Municipal Portfolio averaged 2.83% on an annual basis and 2.85% compounded monthly during the six months ended May 31, 2000. For an investor not subject to the alternative minimum tax in the top federal income tax bracket of 39.6%, the effective compounded monthly yield was equivalent to a taxable return of 4.72%. The seven-day compounded yield on May 31, 2000 was 3.10% compared with the beginning of the fiscal year when it was 2.81%. Average maturity for the Portfolio ranged from 35 days to 63 days and on May 31, 2000, it was 36 days.

CALIFORNIA MUNICIPAL PORTFOLIO

OBJECTIVE
Seeks safety of principal, liquidity and maximum current income exempt from Federal and California personal income taxes by investing in a diversified portfolio of high-grade municipal money market securities. The California municipal securities in which the Portfolio invests include municipal notes, short-term municipal bonds, short-term discount notes and participation interests in the foregoing.

SEMI-ANNUAL REVIEW
For the six months ended May 31, 2000, the daily dividend averaged 2.29% on an annual basis and 2.30% compounded monthly. For a person not subject to the alternative minimum tax in the top federal and California income tax brackets of 39.6% and 9.3%, respectively, the monthly compounded return would be equivalent to a taxable return of 4.20%. During the six months ended May 31, 2000, the seven-day compounded yield increased from 2.48% at November 30, 1999 to 2.75% at May 31, 2000. The average maturity of the securities in the Portfolio ranged from 32 days to 70 days and stood at 33 days on May 31, 2000.

NEW YORK MUNICIPAL PORTFOLIO

OBJECTIVE
Seeks safety of principal, liquidity and maximum current income exempt from Federal, New York State and New York City income taxes by investing in a portfolio of high-grade municipal money market securities. The New York municipal securities in which the Portfolio invests include municipal notes, short-term municipal bonds, short-term discount notes and participation interests in any of the foregoing.

SEMI-ANNUAL REVIEW
During the six months ended May 31, 2000, the daily dividends of the Portfolio averaged 2.70% on an annual basis and 2.73% compounded monthly. This was equivalent to an effective taxable yield of 4.99% for a person not subject to the alternative minimum tax in the top federal, New York State and New York City tax brackets of 39.6%, 6.85% and 3.8276%, respectively. The seven-day compounded yield increased from 2.69% to 3.15% during the six months ended May 31, 2000. The average maturity of the Portfolio ranged between 30 days to 54 days. On May 31, 2000, it stood at 31 days

MAY 31, 2000
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
PRIMARY PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT
(000)                                                                     VALUE
--------------------------------------------------------------------------------
BANK NOTES--2.9%
 $75,000   Wachovia Bank, NC,
             5.65%-5.94%, 6/5/00-8/21/00
             (amortized cost--$74,605,493) ................. $  74,605,493
                                                             -------------

CERTIFICATES OF DEPOSIT--16.6%
  90,000   Bank of Nova Scotia,
             6.08%-6.66%, 6/19/00-8/21/00 ..................    90,000,000
 105,000   Canadian Imperial Bank of
             Commerce,
             6.00%-6.17%, 6/12/00-7/10/00 ..................   105,000,000
 100,000   Rabobank Nederland NV,
             6.17%-6.70%, 6/30/00-2/1/01 ...................   100,000,000
  80,000   Societe Generale,
             6.00%-6.09%, 6/12/00-6/14/00 ..................    80,000,000
  50,000   Toronto Dominion Bank,
             6.14%, 6/26/00 ................................    50,000,000
                                                             -------------
Total Certificates of Deposit
  (amortized cost--$425,000,000) ...........................   425,000,000
                                                             -------------

COMMERCIAL PAPER--69.6%
  90,000   Abbey National North America,
             5.93%, 6/19/00 ................................    89,733,150
  25,000   ABN-Amro Bank North America
             Finance Inc.,
             6.12%, 6/30/00 ................................    24,876,750
  50,000   ABN-Amro Bank North America
             Chicago Inc.,
             6.02%, 6/12/00 ................................    50,000,000
  85,000   American Express Credit Corp.,
             6.48%-6.56%, 6/28/00-7/31/00 ..................    84,374,333
  50,000   American General Finance Corp.,
             6.58%, 7/31/00 ................................    49,451,667
  25,000   Associates Corporation of N.A.,
             6.56%, 7/6/00 .................................    24,840,556
 100,000   BankAmerica Corp, 6.13%-6.66%,
             7/24/00-8/28/00 ...............................    98,806,119
  54,200   Bell South Telecommunications Inc.,
             6.01%, 6/6/00-6/7/00 ..........................    54,150,234
  73,415   British Columbia (Province of),
             6.05%-6.68%, 7/5/00-10/30/00 ..................    72,185,102
 $75,000   Canadian Wheat Board,
             5.85%-6.52%, 6/5/00-7/19/00 ................... $  74,797,433
  30,000   CIT Group Holdings, Inc.,
             6.64%, 8/23/00 ................................    29,540,733
  75,000   Daimler-Chrysler North America
             Holding Corp.,
             6.61%-6.64%, 8/21/00 ..........................    73,883,156
  69,300   Dover Corp.,
             6.50%, 6/8/00-6/19/00 .........................    69,169,440
  85,000   Ford Motor Credit Europe plc,
              6.48%-6.56%, 6/29/00-7/13/00 .................    84,468,479
   4,700   Ford Motor Credit Co.,
             6.54%, 6/5/00 .................................     4,696,585
  25,000   General Electric Capital Corp.,
             5.89%, 7/24/00 ................................    24,783,215
  60,000   General Electric Capital Services Inc.,
             6.08%-6.17%, 6/27/00-9/18/00 ..................    59,307,825
  80,000   General Motors Acceptance Corp.,
             6.34%-6.56%, 6/22/00-7/17/00. .................    79,469,939
  65,000   Goldman Sachs Group L.P.,
             6.57%-6.59%, 7/10/00-7/20/00. .................    64,509,579
  75,000   Halifax plc,
             5.99%-6.26%, 6/5/00-6/20/00 ...................    74,824,542
  25,000   Household Financial Corp.,
             6.55%, 7/17/00 ................................    24,790,764
  38,000   IBM Corp.,
             6.44%, 6/1/00 .................................    38,000,000
  50,000   Morgan Stanley Dean Witter & Co.,
             6.10%, 6/26/00 ................................    49,788,194
  50,000   Norwest Financial Inc.,
             6.56%, 7/11/00-7/18/00 ........................    49,603,667
 105,000   Oesterreichische Kontrollbank AG,
             5.92%-6.10%, 6/15/00-7/5/00 ...................   104,617,706
  75,000   Queensland Treasury Corp.,
             5.89%-5.91%, 6/5/00-6/26/00 ...................    74,860,549
  43,337   Rio Tinto America Inc.,
             6.50%, 6/13/00-6/21/00 ........................    43,203,005
  80,000   Svenska Handelsbanken Inc.,
             5.92%-6.48%, 6/26/00-7/17/00 ..................    79,548,067
  65,000   UBS Finance Delaware Inc.,
             6.77%, 6/1/00 .................................    65,000,000
  65,500   Wal Mart Stores Inc.,
             6.20%-6.50%, 6/5/00-7/5/00 ....................    65,254,375
                                                             -------------

Total Commercial Paper
  (amortized cost--$1,782,535,164) ......................... 1,782,535,164
                                                             -------------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)                                                                     VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--8.2%
 $73,000   Federal Home Loan Bank,
             6.36%, 4/3/01 .................................     $   73,000,000
  40,000   Federal Home Loan Mortgage
             Corporation, 6.50%, 1/19/01 ...................         40,000,000
  98,000   Student Loan Marketing Association,
             6.04%-6.09%, 8/17/00-9/21/00. .................         98,000,000
                                                                 --------------

Total U.S. Government Agencies
  (amortized cost--$211,000,000) ...........................        211,000,000
                                                                 --------------
Total Investments
  (amortized cost--$2,493,140,657+) ..........      97.3%         2,493,140,657
Other assets less liabilities ................       2.7             67,889,880
                                                   ------        --------------
Net Assets ...................................     100.0%        $2,561,030,537
                                                   ======        ==============

--------------------------------------------------------------------------------
GOVERNMENT PORTFOLIO
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--98.9%

FEDERAL HOME LOAN BANK--17.8%
  $1,080   5.95%, 6/21/00 ..................................        $ 1,076,430
   2,039   5.97%, 6/7/00 ...................................          2,036,971
   8,000   6.02%, 6/30/00 ..................................          7,961,204
   6,210   6.36%, 6/28/00-4/3/01 ...........................          6,192,400
                                                                    -----------

Total Federal Home Loan Bank
  (amortized cost--$17,267,005) ............................         17,267,005
                                                                    -----------

FEDERAL HOME LOAN MORTGAGE CORPORATION--40.7%
   2,000   5.80%, 6/30/00 ..................................          1,990,656
   1,500   5.92%, 6/8/00 ...................................          1,498,273
   2,241   6.03%, 6/13/00 ..................................          2,236,496
   3,000   6.30%, 6/1/00 ...................................          3,000,000
  16,150   6.35%, 6/9/00-6/27/00 ...........................         16,099,403
     290   6.42%, 7/27/00 ..................................            287,104
   7,000   6.44%, 7/11/00 ..................................          6,949,911
   1,500   6.51%, 8/24/00 ..................................          1,477,216
   5,000   6.53%, 8/24/00 ..................................          4,923,817
   1,000   6.55%, 8/24/00 ..................................            984,715
                                                                    -----------

Total Federal Home Loan Mortgage Corporation
  (amortized cost--$39,447,591) ............................         39,447,591
                                                                    -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION--36.2%
  $2,000   5.64%, 6/8/00 ...................................        $ 1,997,809
   3,000   5.93%, 8/3/00 ...................................          2,968,868
   2,353   5.97%, 6/15/00 ..................................          2,347,537
   1,090   6.02%, 6/5/00 ...................................          1,089,271
     625   6.26%, 6/1/00 ...................................            625,000
   3,300   6.33%, 6/19/00 ..................................          3,289,556
   1,250   6.34%, 6/20/00 ..................................          1,245,817
  10,000   6.40%, 7/17/00 ..................................          9,918,222
   2,000   6.46%, 9/2/00 ...................................          1,944,731
   6,800   6.54%, 8/17/00 ..................................          6,704,879
   3,000   6.64%, 11/22/00 .................................          2,903,720
                                                                    -----------

Total Federal National Mortgage Association
  (amortized cost--$35,035,410) ............................         35,035,410
                                                                    -----------

STUDENT LOAN MARKETING ASSOCIATION--4.2%
   2,000   6.04%, 9/21/00 ..................................          2,000,000
   2,000   6.09%, 8/17/00 ..................................          2,000,000
                                                                    -----------

Total Student Loan Marketing Association
(amortized cost--$4,000,000) ...............................          4,000,000
                                                                    -----------
Total Investments
  (amortized cost--$95,750,006+) .............      98.9%            95,750,006
Other assets less liabilities ................       1.1              1,078,353
                                                   ------           -----------
Net Assets ...................................     100.0%           $96,828,359
                                                   ======           ===========

--------------------------------------------------------------------------------
GENERAL MUNICIPAL PORTFOLIO
--------------------------------------------------------------------------------
ALABAMA--1.9%
  $2,000   PHENIX CITY EIR,
             MEAD PROJ., SER. A,
             3.90%, 6/5/00* ................................        $ 2,000,000
                                                                    -----------
ALASKA--1.0%
   1,105   Ancorage WR,
             4.50%, 9/1/00 .................................          1,106,604
                                                                    -----------

ARIZONA--0.9%
   1,000   Maricopa Cnty Dev., Ser. 1988,
             3.70%, 7/3/00* ................................          1,000,000
                                                                    -----------

COLORADO--3.1%
   3,300   Denver City & Cnty., Colorado
             Airport Sys., (LC; Bayerische
             Landesbank Girozentrale),
             3.80%, 7/10/00 ................................          3,300,000
                                                                    -----------

MAY 31, 2000
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------
GENERAL MUNICIPAL PORTFOLIO (CONT'D.)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT
(000)                                                                     VALUE
--------------------------------------------------------------------------------
DELAWARE--3.2%
  $3,400   Delaware St. EDAR, Delmarva
             Light & Power Co. Proj.,
             4.50%, 10/1/17* ...............................        $ 3,400,000
                                                                    -----------
FLORIDA--7.2%
   1,800   Hillsborough Cnty. IDA,
             National Gypsum Co.,
             (LC; Wachovia Bank),
             4.45%, 4/1/30* ................................          1,800,000
   1,000   Jacksonville EAR., Ser. 16,
             4.00%, 10/1/00 ................................          1,000,970
   3,900   Orange Cnty.,
             4.625%, 7/6/00 ................................          3,900,000
   1,000   Sarasota WSUR,
             (LC; FGIC),
             5.75%, 10/1/00* ...............................          1,006,471
                                                                    -----------
                                                                      7,707,441
                                                                    -----------
GEORGIA--7.8%
   1,200   Burke Cnty., PCR Ser. A,
             (LC; FGIC),
             3.70%, 7/3/00* ................................          1,200,000
   2,100   Burke Cnty., PCR, Oglethorpe
             Power Co., (LC; FGIC),
             4.00%, 1/1/16* ................................          2,100,000
   5,000   Georgia Municipal Electric Auth.,
             Ser. A, (LC; Morgan Guaranty
             Trust),
             3.65%-3.90%, 6/1/00-6/6/00 ....................          5,000,000
                                                                    -----------
                                                                      8,300,000
                                                                    -----------
HAWAII--0.9%
   1,000   Hawaii St. Secondary Mkt. Svcs.
             Corp., SLR, Ser. III,
             (LC; National Westminster
             Bank plc),
             4.10%, 9/1/10* ................................          1,000,000
                                                                    -----------

IOWA--3.4%
   3,600   Iowa St. Sch. CAP, (LC; Bayerische
             Landesbank Girozentrale),
             4.00%-4.75%,
             6/23/00-2/01/01 ...............................          3,608,093
                                                                    -----------

ILLINOIS--9.5%
   3,100   Chicago O'Hare Int'l. Airport,
             (LC; Bayerische Landesbank),
             4.10%, 1/1/18 .................................          3,100,000
  $1,100   Chicago O'Hare Int'l. Airport,
             (LC; Societe Generale),
             4.15%, 1/1/18 .................................        $ 1,100,000
   3,000   Chicago Water, (LC; Bank One),
             4.05%, 11/1/30 ................................          3,000,000
   2,900   Illinois Dev. PCR
             4.05%, 6/1/28 .................................          2,900,000
                                                                    -----------
                                                                     10,100,000
                                                                    -----------
INDIANA--0.9%
   1,000   Indiana University, Student Fee, Ser. J,
             4.35%, 8/1/00 .................................          1,000,805
                                                                    -----------

KENTUCKY--2.1%
     200   Boone Cnty. PCR, Cincinnati
             Gas & Elec. Co. Proj.,
             Ser. A,  (LC; Union
             Bank of Switzerland),
             4.55%, 8/1/13* ................................            200,000
   2,000   Kentucky HEL, Student Loan Corp.,
             SLR, Ser. E,
             (Insd.; AMBAC),
             3.90%, 12/1/11* ...............................          2,000,000
                                                                    -----------
                                                                      2,200,000
                                                                    -----------

LOUISIANA--1.7%
     500   Iberville Parish,
             Dow Chemical Co. Proj.,
             4.60%, 6/1/29* ................................            500,000
   1,300   St. Charles Parish PCR,
             Shell Oil Co., Norco Proj.,
             4.55%, 9/1/23* ................................          1,300,000
                                                                    -----------
                                                                      1,800,000
                                                                    -----------
MASSACHUSSETTS--0.9%
   1,000   Brookline Public & School
             Improvements GO,
             4.90%, 9/1/00 .................................          1,003,105
                                                                    -----------
MARYLAND--5.6%
   1,000   Anne Arundel Cnty. EDR,
             3.95%, 6/7/00 .................................          1,000,000
   5,000   Health & Higher Education,
             Ser.C,
             3.80%-3.95%, 6/12/00-7/6/00 ...................          5,000,000
                                                                    -----------
                                                                      6,000,000
                                                                    -----------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)                                                                     VALUE
--------------------------------------------------------------------------------
MISSOURI--3.3%
  $2,300   Kansas City HR,
             (LC; MBIA),
             4.50%, 10/15/15 ...............................        $ 2,300,000
   1,190   Missouri St., GO,
             Fourth State, Ser. A,
             6.25%, 6/1/00 .................................          1,190,000
                                                                    -----------
                                                                      3,490,000
                                                                    -----------
NEBRASKA--3.5%
    2,100  Nebraska HEL Prog., Student
             Loan, (LC; SLMA), Ser. A,
             4.30%, 12/1/16* ...............................          2,100,000
   1,600   Nebraska HEL Prog., Student
             Loan, (LC; SLMA), Ser. C,
             4.30%, 8/1/18* ................................          1,600,000
                                                                    -----------
                                                                      3,700,000
                                                                    -----------
NEW JERSEY--5.9%
   2,000   New Jersey GO, Ser. B,
             6.25%, 1/15/01 ................................          2,025,387
   1,500   New Jersey GO, Ser. D,
             5.25%, 2/15/01 ................................          1,511,237
   1,000   New Jersey TRAN, Ser. 1997A,
             3.90%, 6/1/00 .................................          1,000,000
   1,750   Somerset Cnty.
             Public Improvements GO,
             5.10%, 9/15/00 ................................          1,756,897
                                                                    -----------
                                                                      6,293,521
                                                                    -----------
NEW YORK--3.7%
   3,500   MTA,
             3.80%, 6/1/00 .................................          3,500,000
     500   New York & New Jersey
             Port Auth., Ser. B,
             3.90%, 6/1/00 .................................            500,000
                                                                    -----------
                                                                      4,000,000
                                                                    -----------
OHIO--2.8%
   3,000   Hamilton Cnty., HR,
             Bethesda Hospital Inc.,
             (LC; RaboBank Nederland),
             4.20%, 2/15/24* ...............................          3,000,000
                                                                    -----------
PENNSYLVANIA--1.9%
   2,000   Pennsylvania St. HEA, SLR,
             Ser. A,  (LC; SLMA),
             4.10%, 12/1/24* ...............................          2,000,000
                                                                    -----------
SOUTH CAROLINA--1.2%
   1,300   BERKELEY CNTY. EXEMPT, IFR
             AMOCO CHEM. CO. PROJ.,
             4.55%, 4/1/28* ................................          1,300,000
                                                                    -----------
TEXAS--17.4%
  $2,500   Brazos Dev. Corp.,
             3.60%, 6/5/00* ................................        $ 2,500,000
   1,000   Brazos HEA, Ser. B-1,
             (CS; SLMA),
             4.15%, 6/1/23* ................................          1,000,000
   3,300   Dallas Area Rapid Transit,
             STR, Ser. B,
             (LC; Westdeutsche Landesbank),
             3.60%-3.70%, 6/12/00-7/03/00 ..................          3,300,000
     300   Grapevine IDR, Multiple Mode,
             American Airlines Proj., Ser.
             B2,  (LC; Bayerische Landesbank),
             4.40%, 12/1/24* ...............................            300,000
   2,100   Gulf Coast WDA, EFR,
             Amoco Oil Co. Proj.,
             4.55%, 1/1/26* ................................          2,100,000
   1,600   Gulf Coast WDA, PCR,
             Amoco Oil Co. Proj.,
             4.55%, 5/1/24* ................................          1,600,000
     400   Harris Cnty., PCR,
             4.40%, 8/15/27* ...............................            400,000
   1,000   Lower Neches Valley Auth.,
             Mobil Oil Refining Co. Proj.,
             4.45%, 4/1/29* ................................          1,000,000
     410   Texas HEA,
             Ser. B, (Insd.; FGIC),
             4.30%, 12/1/25* ...............................            410,000
   5,000   Texas St., GO, Ser. A,
             4.50%, 8/31/00 ................................          5,009,561
   1,000   Texas St., FAR,
             Ser. A, (Insd.; AMBAC),
             4.50%, 2/1/01 .................................          1,002,192
                                                                    -----------
                                                                     18,621,753
                                                                    -----------
UTAH--3.7%
   1,900   Intermountain Pwr. Agy.,
             Ser. '85F, (Insd.; AMBAC),
             3.95%, 6/12/00 ................................          1,900,000
   2,000   Utah St. Brd. Regents SLR,
             Ser. L,  (Insd.; AMBAC),
             4.10%, 11/4/25* ...............................          2,000,000
                                                                    -----------
                                                                      3,900,000
                                                                    -----------
WISCONSIN--2.4%
   1,500   Kenosha Univ. TRAN,
             School Dist. No. 001,
             4.15%, 10/6/00 ................................          1,502,004
   1,100   Wisconsin St. GO,
             4.00%, 7/17/00 ................................          1,100,000
                                                                    -----------
                                                                      2,602,004
                                                                    -----------

MAY 31, 2000
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------
GENERAL MUNICIPAL PORTFOLIO (CONT'D.)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT
(000)                                                               VALUE
--------------------------------------------------------------------------
WYOMING--1.6%
  $1,100   Sublette Cnty. PCR.,
             Exxon Proj., Ser B.,
             4.40%, 7/1/17*                                    $  1,100,000
     600   Sweetwater Cnty. PCR,
             Idaho Power Co. Proj.,
             4.35%, 7/15/26*                                        600,000
                                                               -------------
                                                                  1,700,000
                                                               -------------
Total Investments
  (amortized cost--$104,133,326+) ............      97.5%       104,133,326
Other assets less liabilities ................       2.5          2,619,621
                                                --------       -------------
Net Assets ...................................     100.0%      $106,752,947
                                                ========       ===============

--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL PORTFOLIO
--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL BONDS & NOTES--95.2%
  $1,700   Anaheim CP, 1993 Ref. Projs.
             (Insd.; AMBAC),
             3.70%, 8/1/19* ................................   $  1,700,000
     500   California PCFA, PCR, So. Calif.
             Edison Co., Ser. B,
             4.50%, 2/28/08* ...............................        500,000
     500   California PCFA, PCR, Pacific
             Elec. & Gas, Ser. C,
             (LC; Morgan Guaranty Trust),
             4.50%, 11/1/26* ...............................        500,000
   1,800   California PCFA, SWDR,
             Shell Martinez Refining, Ser. B,
             4.10%, 11/1/31* ...............................      1,800,000
   1,720   California SFIFP,
             Ser. C, (LC; KBC Bank N.V.),
             3.80%, 7/1/22 .................................      1,720,000
   5,300   California St. GO,
             3.25%-4.10%, 6/6/00-8/2/00 ....................      5,300,000
   2,300   California SCD Auth. Rev. Ctfs.
             Partn.,  (Insd.; MBIA),
             4.25%, 4/1/28* ................................      2,300,000
   2,000   California TFAR
             4.00%, 11/1/27* ...............................      2,000,000
   1,500   California SCD Auth. Rev. Ctfs.
             Partn., John Muir/Mt. Diablo
             Health Proj.,  (Insd.; AMBAC),
             4.25%, 8/15/27* ...............................      1,500,000
  $2,000   California SCD Corp. Rev., ID,
             4.00%, 6/30/00 ................................   $  2,001,259
   2,400   Golden Empire School Fing.
             Auth. CA, Kern High School
             Dist., Ser. A,
             3.55%, 12/01/24* ..............................      2,400,000
     400   Irvine Ranch WD, Ser. B,
             (LC; Landesbank Hessen),
             4.40%, 5/20/03-11/1/04* .......................        400,000
   2,000   Kern Cnty. TRAN,
             4.00%, 6/30/00 ................................      2,001,305
   1,700   Los Angeles Water & Power
             Elec. Plant, 4.25%, 6/19/00 ...................      1,700,000
   2,000   Los Angeles Cnty. TRAN, Ser. A,
             4.00%, 6/30/00 ................................      2,001,382
   3,000   Los Angeles Wastewater Sys.,
             3.15%-3.35%, 6/5/00-6/7/00 ....................      3,000,000
   2,600   Los Angeles Cnty. Cap. Assets,
             Ser. A, 3.15%, 6/5/00 .........................      2,600,000
   2,000   Metropolitan Water Dist. of
             So. Calif., 3.25%, 6/1/00 .....................      2,000,000
   3,000   Metropolitan Water Dist. of So.
             Calif., Ser. B, 4.20%, 11/2/00 ................      3,000,000
   1,100   Orange Cnty. Impt. Act 1915,
             1915 Adj.,  (Insd.; FGIC),
             4.15%, 9/2/18* ................................      1,100,000
   1,700   Orange Cnty. WD CP,
             Ser. B,  (LC; Bayerische Landesbank),
             4.25%, 8/15/15* ...............................      1,700,000
   1,500    Pacific Elec. & Gas,
             (LC; Morgan Guaranty Trust),
             3.25%, 6/12/00 ................................      1,500,000
   2,000   San Bernardino Cnty. TRAN,
             3.75%, 9/29/00 ................................      2,002,340
   1,300   San Bernardino Cnty.,
           Med. Ctr. Proj., (Insd.; MBIA),
           3.40%, 8/1/26 ...................................      1,300,000
   2,000   San Diego Gas & Electric,
             Ser. 1995 A,
             3.90%, 9/7/00 .................................      2,000,000
   1,100   San Diego Tax & Rev. Ser A,
             4.25%, 9/29/00 ................................      1,103,016
   2,000   San Diego Cnty. Trans. Commn.,
             3.40%, 12/9/99 ................................      2,000,000
   3,000   San Francisco Bay Auth.,
             (LC; Union Bank of Switzerland),
             2.90%-2.95%, 6/1/00-7/3/00 ....................      3,000,000
   2,600   Santa Joaquin Cnty. TA,
             3.45%, 7/3/00 .................................      2,600,000

----------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)                                                                 VALUE
----------------------------------------------------------------------------
CALIFORNIA MUNICIPAL BONDS & NOTES--(CONT'D.)
  $1,000   Santa Barbara Cnty.,
             TRAN, Ser. A,
             4.25%, 9/29/00 ................................   $  1,002,740
   1,000   Southeast Res. Recovery Facs.
             Auth., Ser. A,
             3.65%, 12/1/18* ...............................      1,000,000
     400   So. Calif. Edison Co., Ser. C,
             4.5%, 2/28/08* ................................        400,000
   1,000   So. Calif. Pub. PAR,
             (LC; AMBAC), Palo Verde Proj. C,
             3.70%, 7/1/17* ................................      1,000,000
   2,100   So. Calif. Pub. PAR,
             Transmission Proj.,
             (LC; Barclays Bank plc),
             3.70%, 7/1/19* ................................      2,100,000
   1,000   Transmission Auth. of
             Northern Calif.,
             3.35%, 6/5/00 .................................      1,000,000
   1,000   University of Calif., Board of
             Regents, Ser. A,
             4.20%, 6/14/00 ................................      1,000,000
   1,000   West Contra Costa CA, TRAN,
             Union School Dist.,
             4.50%, 12/6/00 ................................      1,002,955
                                                               -------------

Total California Municipal Bonds & Notes
  (amortized cost--$65,234,997) ............................     65,234,997
                                                               -------------

TAX-EXEMPT COMMERCIAL PAPER--2.9%

PUERTO RICO--2.9%
   2,000   Puerto Rico Gov't. Dev. Bank,
             4.15%, 9/5/00
             (amortized cost--$2,000,000) ..................      2,000,000
                                                               -------------
Total Investments
  (amortized cost--$67,234,997+) .............      98.1%        67,234,997
Other assets less liabilities ................       1.9          1,314,114
                                                --------       -------------
Net Assets ...................................     100.0%      $ 68,549,111
                                                ========       =============

--------------------------------------------------------------------------------
NEW YORK MUNICIPAL PORTFOLIO
--------------------------------------------------------------------------------
NEW YORK MUNICIPAL BONDS & NOTES--98.0%
    $400   Babylon NY, IDA,
             (LC; Union Bank of
             Switzerland AG),
             4.40%, 12/1/24* ...............................   $    400,000
  $1,000   Broome Cnty., BAN,
             4.75%, 4/3/01 .................................   $  1,004,422
   2,000   Great Neck North WR, Ser. A,
             (Insd.; FGIC),
             4.15%, 1/1/20* ................................      2,000,000
           Long Island Power Auth.,
   1,900     ESR, Ser. 6,
             (LC; ABN-Amro Bank N.V.),
             4.30%, 5/1/23* ................................      1,900,000
   1,000     Ser. 3, (LC; Bayerische
             Landesbank), 3.65%, 6/5/00 ....................      1,000,000
   3,500   MTA Transit Facilities TRAN,
             Special Obligation, Ser. 98-Sub.
             Ser. B, (LC; ABN-Amro Bank NV),
             3.50%-3.90%, 6/5/00-7/10/00 ...................      3,500,000
   1,500   Municipal Assistance Corp.,
             Ser. E, 5.50%, 7/1/00 .........................      1,502,516
           Nassau Cnty. IDA, CFR
   1,510     Hofstra University,
             4.25%, 7/1/00 .................................      1,510,728
   1,200     Winthrop Univ.Hospital,
             4.30%, 3/1/28* ................................      1,200,000
           New York City, GO,
   1,900     Sub. Ser. A-10, Sub. Ser. B-2,
             Sub. Ser. B-3,
             (LC; Morgan Guaranty Trust),
             4.45%, 8/1/16-8/15/20* ........................      1,900,000
   1,400     Ser. B, (Insd; FGIC),
             4.45%, 10/1/21* ...............................      1,400,000
   1,800     Ser. B2 Sub. Ser. B5, (Insd; MBIA),
             4.30%, 8/15/11* ...............................      1,800,000
   1,000     Ser. H,
             7.875%, 8/1/00 ................................      1,006,947
   1,000   New York City Municipal,
             Water Fin. Ser. A,
             4.45%, 6/15/25 ................................      1,000,000
   2,000   New York City Transitional FAR,
             Future Tax, Sec. D-Ser. A-1,
             (LC; Societe Generale),
             4.15%, 11/15/28* ..............................      2,000,000
           New York City Trust CRR,
   1,000     Carnegie Hall, (LC;
             Westdeutsche Landesbank),
             3.80%, 12/1/15* ...............................      1,000,000
   1,700     Museum of Broadcasting,
             (LC; KBC Bank NV),
             3.70%, 5/1/14* ................................      1,700,000
   2,800     Soloman R. Guggenheim, Series B,
             (LC; Westdeutsche Landesbank),
             4.25%, 12/1/15* ...............................      2,800,000

MAY 31, 2000
----------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (UNAUDITED)(CONCLUDED)
----------------------------------------------------------------------------
NEW YORK MUNICIPAL PORTFOLIO (CONT'D.)
----------------------------------------------------------------------------

PRINCIPAL
AMOUNT
(000)                                                                 VALUE
----------------------------------------------------------------------------
NEW YORK MUNICIPAL BONDS & NOTES (CONT'D.)
  $1,200     B-Convertible (LC; Chase
             Manhattan Bank), 4.35%, 7/1/19 ................   $  1,200,000
           New York State DAR,
   2,000     Columbia University,
             3.90%, 6/1/00 .................................      2,000,000
     750     Cornell University - Ser. B,
             (LC; Morgan Guaranty Trust) ,
             4.30%, 7/1/25* ................................        750,000
   1,100     Memorial Sloan-Kettering Cancer
             Center, A-Convertible
             (LC; Chase Manhattan Bank),
             4.35%, 7/1/19* ................................      1,100,000
   1,600     Oxford University Press Inc.,
             (LC; Landesbank Hessen),
             3.80%, 7/1/25* ................................      1,600,000
           New York State ERDA, PCR,
   2,200     Niagara Mohawk Power Corp.
             Proj., Ser. A, (LC; Toronto
             Dominion Bank),
             4.40%-4.45%, 7/1/15-12/1/26* ..................      2,200,000
     400     Niagara Mohawk Power Corp.
             Proj., Ser. B, (LC; Morgan
             Guaranty Trust),
             4.50%, 7/1/27* ................................        400,000
   1,300     New York State Electric & Gas, Ser. C,
             (LC; Morgan Guaranty Trust),
             4.25%, 6/1/29* ................................      1,300,000
   1,300     Rochester Elec. & Gas Corp., Ser. A,
             (Insd; MBIA),
             3.85%, 8/1/23* ................................      1,300,000
   2,200   New York State Environmental GO,
             Ser. 1997A, (LC; Bayerische
             Landesbank),
             4.85%, 6/1/00 .................................      2,200,000
           New York State LGAC,
   1,000     Ser. A, (Insd; GO of Corp.),
             7.00%, 4/1/01
             (Prerefunded @ 102, 4/1/01)++* ................      1,040,205
  $2,000     Ser. B, (Insd; GO of Corp.),
             7.50%, 4/1/20 (Prerefunded @ 102,
             4/1/01)++ .....................................   $  2,090,880
   2,500     Ser. E, (LC; Societe Generale),
             7.00%, 4/1/01* ................................      2,500,000
   1,200   New York State MCF, FAR,
             Lenox Hill Hospital, Ser. A,
             (LC; Chase Manhattan Bank),
             3.75%, 11/1/08* ...............................      1,200,000
   2,500   New York State PAR,
             3.75%, 7/5/00 .................................      2,500,000
     550   New York State TA,
             (Insd; FGIC),
             4.35%, 1/1/24* ................................        550,000
   1,800   Port Auth. of New York &
             New Jersey, Ser. A,
             3.19%-4.15%, 6/12/00-6/19/00 ..................      1,800,000
   1,000   Port Auth. of New York & New Jersey,
             Versatile Structure Obligation,
             4.30%, 8/1/24* ................................      1,000,000
   1,200   St. Lawrence Cnty. IDA, EIR,
             Reynolds Metals Co. Proj.,
             (LC; Royal Bank of Canada),
             3.85%, 5/1/25* ................................      1,200,000
   1,000   St. Lawrence Cnty. IDA, PCR,
             Reynolds Metals Co. Proj.,
             (LC; Bank of Nova Scotia),
             4.40%, 12/1/07* ...............................      1,000,000
   2,000   Smithtown Central School District,
             GO, 3.80%, 6/26/00 ............................      2,000,526

   1,000   SUFFOLK CNTY., GO, SER. I
             4.50%, 8/10/00 ................................      1,001,061
                                                               -------------
Total New York Municipal Bonds & Notes
  (amortized cost--$60,557,285) ............................      60,557,285
                                                               -------------
Total Investments
  (amortized cost--$60,557,285+) .............      98.0%        60,557,285
Other assets less liabilities ................       2.0          1,241,353
                                                --------       -------------
Net Assets ...................................     100.0%      $ 61,798,638
                                                ========       =============

--------------------------------------------------------------------------------
* Variable Rate Demand Notes. Interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). Maturity date shown is date of next rate change.
+ Federal income tax basis of portfolio securities is the same as for financial reporting purposes.
++ Bonds which are pre-refunded are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.

Abbreviations:

AMBAC        American Mortgage Bond Assurance
              Corporation
BAN          Bond Anticipation Notes
CAP          Cash Anticipation Program
CFR          Civic Facilities Reserve
CP           Certificates of Participation
CRR          Cultural Resources Revenue
CS           Credit Support
DAR          Dormitory Authority Revenue
EAR          Electric Authority Revenue
EDAR         Economic Development Authority Revenue
EDR          Economic Development Revenue
EFR          Environment Facilities Revenue
EIR          Environment Improvement Revenue
ERDA         Energy Research & Development Authority
ESR          Electric Systems Revenue
FAR          Finance Authority Revenue
FGIC         Financial Guaranty Insurance Corporation
GO           General Obligation
HEA          Higher Education Authority
HEL          Higher Education Loan
HR           Hospital Revenue
ID           Industrial Development
IDA          Industrial Development Authority
IDR          Industrial Development Revenue
IFR          Industrial Facilities Revenue
LC           Letter of Credit
LGAC         Local Government Assistance Corp.
MBIA         Municipal Bond Investors Assurance
MCF          Medical Care Facility
MTA          Metropolitan Transportation Authority
PAR          Power Authority Revenue
PCFA         Pollution Control Finance Authority
PCR          Pollution Control Revenue
SCD          Statewide Communities Development
SFIFP        School Facilities Improvement Financing Projects
SLMA         Student Loan Marketing Association
SLR          Student Loan Revenue
STR          Sales Tax Revenue
SWDR         Solid Waste Disposal Revenue
TA           Transit Authority
TFAR         Transit Finance Authority Revenue
TRAN         Tax Revenue Anticipation Notes
WD           Water District
WDA          Waste Disposal Authority
WR           Water Revenue
WSUR         Water & Sewer Utility Revenue


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

MAY 31, 2000
-------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
-------------------------------------------------------------------------------

                                             ---------      -----------       ---------       ---------         ---------
                                                                               GENERAL        CALIFORNIA        NEW YORK
                                              PRIMARY       GOVERNMENT        MUNICIPAL       MUNICIPAL         MUNICIPAL
                                             PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO         PORTFOLIO
                                             ---------      -----------       ---------       ---------         ---------
ASSETS:
   Investments, at value
     (amortized cost --
     $2,493,140,657 $95,750,006,
     $104,133,326, $67,234,997 and
     $60,557,285, respectively) ........ $2,493,140,657      $95,750,006     $104,133,326     $67,234,997      $60,557,285
   Cash ................................        220,227          183,280          119,800         107,857           91,768
   Receivable for investments
     sold/called .......................             --               --           70,000          80,000               --
   Receivable for shares sold ..........     66,547,584        1,084,514        1,554,365         560,804          800,525
   Interest receivable .................      8,500,834           80,631        1,100,693         695,105          480,375
   Prepaid expenses and other assets ...         80,684           12,721           11,033           2,539            2,481
                                         ---------------     -----------     -------------    ------------     ------------
     Total Assets ......................  2,568,489,986       97,111,152      106,989,217      68,681,302       61,932,434
                                         ---------------     -----------     -------------    ------------     ------------

LIABILITIES:
   Investment advisory fee payable .....        872,986           37,595           45,274          28,355           24,007
   Distribution fee payable ............        535,029           17,552           22,799          14,178           12,423
   Payable for shares redeemed .........             --               --               --              --            3,031
   Dividend payable ....................      4,957,972          182,483          116,182          64,343           66,868
   Accrued expenses ....................      1,093,462           45,163           52,015          25,315           27,467
                                         ---------------     -----------     -------------    ------------     ------------
     Total Liabilities .................      7,459,449          282,793          236,270         132,191          133,796
                                         ---------------     -----------     -------------    ------------     ------------
     Net Assets ........................ $2,561,030,537      $96,828,359     $106,752,947     $68,549,111      $61,798,638
                                         ==============      ===========     =============    ============     ============

COMPOSITION OF NET ASSETS:
   Par value ($.0001 per share,
     10 billion shares
     authorized for each Portfolio) .... $      256,107     $      9,685     $     10,684     $     6,858      $     6,182
   Paid-in-capital in excess of par ....  2,560,774,116       96,817,843      106,787,248      68,572,970       61,817,051
   Accumulated net realized gain
     (loss) on investments .............            314              831          (44,985)        (30,717)         (24,595)
                                         ---------------     -----------     -------------    -----------      ------------
     Net Assets ........................ $2,561,030,537      $96,828,359     $106,752,947     $68,549,111      $61,798,638
                                         ===============     ============    =============    ============     ============
   Shares outstanding ..................  2,561,069,394       96,849,721      106,840,436      68,580,553       61,823,233
                                         ---------------     -----------     -------------    ------------     ------------
   NET ASSET VALUE PER SHARE ...........          $1.00            $1.00            $1.00           $1.00            $1.00
                                                  =====            =====            =====           =====            =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SIX MONTHS ENDED MAY 31, 2000
-------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (UNAUDITED)
-------------------------------------------------------------------------------

                                          ---------      -----------       ---------       ---------         ---------
                                                                            GENERAL        CALIFORNIA        NEW YORK
                                           PRIMARY       GOVERNMENT        MUNICIPAL       MUNICIPAL         MUNICIPAL
                                          PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO         PORTFOLIO
                                          ---------      -----------       ---------       ---------         ---------
INVESTMENT INCOME:
   Interest ........................    $78,333,282       $2,542,206       $2,283,748      $1,093,001       $1,059,882
                                        -----------       ----------       ----------      ----------       ----------
EXPENSES:
   Investment advisory fees ........      5,311,802          217,349          298,099         169,509          143,477
   Distribution fees ...............      3,257,376          108,694          151,722          84,755           71,738
   Transfer agent fees .............        842,384           21,155           31,270          10,980           27,945
   Administrative services fees ....        651,475           21,739           30,344          16,951           14,348
   Shareholder servicing fees ......        256,620            9,472           14,091           6,771            7,452
   Custodian fees ..................        103,959           16,749           18,936           9,168            5,878
   Directors' fees and expenses ....         96,820            4,893            6,621           3,814            3,528
   Reports to shareholders .........         79,094            3,693            3,250           1,283            1,128
   Registration fees ...............         32,791            6,300            7,071             270              270
   Audit and tax service fees ......         26,794           12,116           10,854          11,240           15,065
   Insurance expense ...............          7,665            1,478            1,758           1,209            1,247
   Legal fees ......................          7,347              740              780             280              205
   Miscellaneous ...................         32,878            1,669            2,320           1,312            1,355
                                        -----------       ----------       ----------      ----------       ----------
     Total expenses ................     10,707,005          426,047          577,116         317,542          293,636
     Less: investment advisory .....
           fees waived .............             --              (74)              --              --           (3,732)
           expense offset ..........           (419)            (308)            (636)         (1,273)          (3,360)
                                        -----------       ----------       ----------      ----------       ----------
     Net expenses ..................     10,706,586          425,665          576,480         316,269          286,544
                                        -----------       ----------       ----------      ----------       ----------
       Net investment income .......     67,626,696        2,116,541        1,707,268         776,732          773,338

Net realized gain (loss)
   on investments ..................         (2,397)              87               --              --               --
                                        -----------       ----------       ----------      ----------       ----------

Net increase in net assets
   resulting from operations .......    $67,624,299       $2,116,628       $1,707,268        $776,732         $773,338
                                        ===========       ==========       ==========        ========         ========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                    -----------------                   --------------------
                                                    PRIMARY PORTFOLIO                   GOVERNMENT PORTFOLIO
                                                    -----------------                   --------------------

                                          SIX MONTHS                             SIX MONTHS
                                            ENDED                                   ENDED
                                         MAY 31, 2000         YEAR ENDED         MAY 31, 2000         YEAR ENDED
                                         (UNAUDITED)       NOVEMBER 30, 1999     (UNAUDITED)      NOVEMBER 30, 1999
                                        -------------      -----------------     -------------    -----------------
OPERATIONS:
   Net investment income ............    $67,626,696         $104,396,133         $2,116,541          $3,926,262
   Net realized gain (loss)
     on investments .................         (2,397)               3,367                 87                 484
                                       -------------       --------------        -----------        ------------
     Net increase in net assets
        resulting from operations ...     67,624,299          104,399,500          2,116,628           1,457,800
                                       -------------       --------------        -----------        ------------
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ............    (67,626,696)        (104,396,133)        (2,116,541)         (3,926,262)
                                       -------------       --------------        -----------        ------------

CAPITAL SHARE TRANSACTIONS
   (AT $1.00 PER SHARE):
   Net proceeds from the
     sale of shares ................. 12,473,176,924       16,680,730,656        245,520,786         389,179,482
   Reinvestment of dividends ........     66,379,800          103,977,710          2,056,794           3,933,944
   Cost of shares redeemed ..........(12,441,825,948)     (16,893,848,229)      (234,772,351)       (421,236,776)
                                       -------------       --------------        -----------        ------------
     Net increase (decrease) in
        net assets from capital
        share transactions ..........     97,730,776         (109,139,863)        12,805,229         (28,123,350)
                                       -------------       --------------        -----------        ------------
   Total increase (decrease) in
     net assets .....................     97,728,379         (109,136,496)        12,805,316         (28,122,866)

Net Assets:
   Beginning of year ................  2,463,302,158        2,572,438,654         84,023,043         112,145,909
                                       -------------       --------------        -----------        ------------
   End of period .................... $2,561,030,537       $2,463,302,158        $96,828,359         $84,023,043
                                      ==============       ==============        ===========        ============



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   ---------------------------     ------------------------------    ----------------------------
                                   GENERAL MUNICIPAL PORTFOLIO     CALIFORNIA MUNICIPAL PORTFOLIO    NEW YORK MUNICIPAL PORTFOLIO
                                   ---------------------------     ------------------------------    ----------------------------
                                     SIX MONTHS                     SIX MONTHS                      SIX MONTHS
                                       ENDED                          ENDED                           ENDED
                                   MAY 31, 2000      YEAR ENDED     MAY 31, 2000    YEAR ENDED     MAY 31, 2000      YEAR  ENDED
                                    (UNAUDITED)  NOVEMBER 30, 1999  (UNAUDITED)  NOVEMBER 30, 1999  (UNAUDITED)   NOVEMBER 30, 1999
                                   ------------  -----------------  ------------ ----------------- -------------  -----------------
OPERATIONS:
   Net investment income ..........    $1,707,268     $3,029,287      $776,732       $1,362,890          $773,338      $1,457,800
   Net realized gain (loss)
     on investments ...............           --           6,476           --                 5               --              --
                                      -----------    -----------   -----------      -----------       -----------     -----------
     Net increase in net assets
        resulting from operations .     1,707,268      3,035,763       776,732        1,362,895           773,338       1,457,800
                                      -----------    -----------   -----------      -----------       -----------     -----------

DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ..........    (1,707,268)    (3,029,287)     (776,732)      (1,362,890)         (773,338)     (1,457,800)
                                      -----------    -----------   -----------      -----------       -----------     -----------

CAPITAL SHARE TRANSACTIONS
   (AT $1.00 PER SHARE):
   Net proceeds from the
     sale of shares ...............   454,596,029    861,154,301   278,720,197      416,303,954       208,678,173     403,092,986
   Reinvestment of dividends ......     1,697,697      3,040,600       764,444        1,355,458           731,019       1,433,608
   Cost of shares redeemed ........  (469,543,235)  (916,014,947) (277,404,508)    (421,583,010)     (202,891,166)   (433,394,287)
                                      -----------    -----------   -----------      -----------       -----------     -----------
     Net increase (decrease) in
        net assets from capital
        share transactions ........   (13,249,509)   (51,820,046)    2,080,133       (3,923,598)        6,518,026     (28,867,693)
                                      -----------    -----------   -----------      -----------       -----------     -----------
   Total increase (decrease) in
     net assets ...................   (13,249,509)   (51,813,570)    2,080,133       (3,923,593)        6,518,026     (28,867,693)

Net Assets:
   Beginning of year ..............   120,002,456    171,816,026    66,468,978       70,392,571        55,280,612      84,148,305
                                      -----------    -----------   -----------      -----------       -----------     -----------
   End of period ..................  $106,752,947   $120,002,456   $68,549,111      $66,468,978       $61,798,638     $55,280,612
                                     ============   ============   ===========      ===========       ===========     ===========

MAY 31, 2000

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

OCC Cash Reserves (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund has five portfolios: the Primary Portfolio ("Primary"), the Government Portfolio ("Government"), the General Municipal Portfolio ("General"), the California Municipal Portfolio ("California") and the New York Municipal Portfolio ("New York"), collectively the "Portfolios". Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. OpCap Advisors (the "Investment Adviser") and OCC Distributors (the "Distributor"), both subsidiaries of Oppenheimer Capital, an indirect wholly-owned subsidiary of PIMCO Advisors L.P., serve as the Portfolios investment adviser and distributor, respectively.

The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

     (a)  VALUATION OF INVESTMENTS

Each Portfolio values its investments on the basis of amortized cost which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant dollar amortization to maturity of the difference between the principal amount due at maturity and the initial cost of the security.

     (b)  FEDERAL INCOME TAXES

Each Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributes substantially all of its taxable and non-taxable income to its shareholders; accordingly, no federal income tax provision is required.

     (c)  SECURITIES TRANSACTIONS AND OTHER INCOME

Securities transactions are accounted for on the trade date. Cost of securities sold is determined on the basis of identified cost. Interest income is accrued as earned. Premiums are amortized and discounts are accreted to interest income over the lives of the respective securities.

     (d)  DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly by each Portfolio. Distributions of net realized capital gains, if any, are declared and paid at least annually.

     (e)  EXPENSE ALLOCATION

Expenses specifically identifiable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all applicable Portfolios or on another reasonable basis.

     (f)  EXPENSE OFFSET

The Portfolios benefit from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolios.

     (g)  DIRECTORS' RETIREMENT PLAN

The Fund's Directors have adopted a Retirement Plan (the "Plan") . The Plan provides for payments upon retirement to independent directors based upon the average annual compensation paid to them during their five highest paid years of service. An independent director must serve for a minimum of seven years (or such lesser period as may be approved by the board) to become eligible to receive benefits. For the six months ended May 31, 2000, Primary, Government, General, California and New York accrued $42,160, $1,692, $2,212, $1,219 and $1,008, respectively, in connection with the Plan.

2.   INVESTMENT ADVISORY FEE AND DISTRIBUTION FEE

(a) Under the Investment Advisory Agreement, each Portfolio pays the Investment Adviser a monthly investment advisory fee at the annual rate of 0.50% on the first $100 million of average daily net assets, 0.45% on the next $200 million of average daily net assets, and 0.40% on average daily net assets in excess of $300 million. The Investment Adviser is contractually obligated to waive its fees and/or reimburse operating expenses to the extent total operating expenses of a Portfolio exceeds 1.00% of its average daily net assets (net of any expense offset) for any fiscal year.

(b) Under the Distribution Assistance Plan, each Portfolio pays the Investment Adviser a monthly fee at an annual rate of 0.25% of its average daily net assets and the Investment Adviser uses such amounts in its entirety for (i) payments to broker-dealers, banks and other financial intermediaries for their distribution assistance provided to the Portfolios and (ii) otherwise promoting the sale of shares of the Fund.

3.   FINANCIAL INSTRUMENTS AND ASSOCIATED RISKS

Each Portfolio invests in issues with a remaining maturity of thirteen months or less and are rated high quality by a nationally recognized statistical rating organization or, if not rated, are judged by the Investment Adviser to be of comparable quality. Primary maintains portfolio diversification to reduce investment risk by not investing more than 25% of its total assets in securities of issuers conducting their principal business activities in any one industry, except that under normal circumstances at least 25% of its total assets will be invested in bank obligations. At May 31, 2000, major industry concentrations were: Banking--47.6%, Finance--16.7%, Sovereign--8.2%, Brokerage--4.5%, and Diversified--2.7%. Government's portfolio is concentrated in issues of, or guaranteed by, the U.S. Government and/or its agencies and is diversified with respect to its investments in repurchase agreements. General maintains a diversified portfolio of short-term obligations issued by states, territories and possessions of the United States and by the District of Columbia and by their political subdivisions and duly constituted authorities. California and New York maintain portfolios of short-term obligations issued by the States of California and New York, respectively, and their political subdivisions. Effective July 1, 1998, and in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended, single state funds were required to be diversified with respect to 75% of their total assets. Accordingly, California and New York, maintain diversified portfolios with respect to 75% of their total assets. An issuers' ability to meet their obligations may be affected by economic and political developments in a specific state, region or industry. Certain short-term debt obligations held by the Portfolios may be entitled to the benefit of standby letters of credit or other guarantees of banks or other financial institutions.

4.   ACQUISITION OF INVESTMENT ADVISER

On May 5, 2000 the general partners of PIMCO Advisors closed the transactions contemplated by the Implementation and Merger Agreement dated as of October 31, 1999 ("Implementation Agreement"), as amended March 3, 2000, with Allianz of America, Inc., Pacific Asset Management LLC, PIMCO Partners LLC, PIMCO Holding LLC, PIMCO Partners, G.P., and other parties to the Implementation Agreement. As a result of completing these transactions, PIMCO Advisors is now majority-owned indirectly by Allianz AG, with subsidiaries of Pacific Life Insurance Company retaining a significant minority interest. Allianz AG is a German based insurer. Pacific Life Insurance Company is a Newport Beach, California based insurer. For the Fund, the change of control as a result of the closing of the Implementation Agreement resulted in the automatic termination of the current investment advisory agreement with OpCap Advisors and the current distribution assistance with OCC Distributors. Prior to the closing of the Implementation Agreement, the Board of Directors and stockholders of the Fund approved new agreements with OpCap Advisors and OCC Distributors to become effective upon the closing of the Implementation Agreement.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS FOR A SHARE OUSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                          INCOME FROM
                                                           OPERATIONS
                                             ---------------------------------------
                                                                                      Dividends to
                                 Net Asset                   Net                     Shareholders
                                   Value,      Net         Realized         Total      from Net
                                 Beginning  Investment    Gain (Loss)    Income from  Investment
                                  of Year     Income     on Investments   Operations    Income
PRIMARY PORTFOLIO
  SIX MONTHS ENDED MAY 31, 2000*   $1.00       $0.03         $(0.00)        $0.03       $(0.03)
  YEAR ENDED: NOVEMBER 30, 1999     1.00        0.04           0.00          0.04        (0.04)
              NOVEMBER 30, 1998     1.00        0.05           0.00          0.05        (0.05)
              NOVEMBER 30, 1997     1.00        0.05          (0.00)         0.05        (0.05)
              NOVEMBER 30, 1996     1.00        0.05          (0.00)         0.05        (0.05)
              NOVEMBER 30, 1995     1.00        0.05           0.00          0.05        (0.05)
GOVERNMENT PORTFOLIO
  SIX MONTHS ENDED MAY 31, 2000*   $1.00       $0.02          $0.00         $0.02       $(0.02)
  YEAR ENDED: NOVEMBER 30, 1999     1.00        0.04           0.00          0.04        (0.04)
              NOVEMBER 30, 1998     1.00        0.05           0.00          0.05        (0.05)
              NOVEMBER 30, 1997     1.00        0.05           0.00          0.04        (0.05)
              NOVEMBER 30, 1996     1.00        0.04           0.00          0.04        (0.04)
              NOVEMBER 30, 1995     1.00        0.05           0.00          0.05        (0.05)

                                                                          RATIOS TO
                                                                           AVERAGE
                                                                          NET ASSETS
                                                                    ------------------------
                                Net Asset               Net Assets,
                                  Value,                  End of                      Net
                                 End of       Total       Period                  Investment
                                 Period     Return (1)  (millions)  Expenses (2)    Income
PRIMARY PORTFOLIO
 SIX MONTHS ENDED MAY 31, 2000*   $1.00       2.62%       $2,561.0    0.82%(3)      5.19%(3)
 YEAR ENDED: NOVEMBER 30, 1999     1.00        4.41%        2,463.3    0.82%         4.32%
             NOVEMBER 30, 1998     1.00        4.90%        2,572.4    0.83%         4.78%
             NOVEMBER 30, 1997     1.00        4.85%        2,166.6    0.85%         4.75%
             NOVEMBER 30, 1996     1.00        4.69%        1,712.6    0.91%         4.60%
             NOVEMBER 30, 1995     1.00        5.19%        1,671.1    0.94%         5.07%
GOVERNMENT PORTFOLIO
 SIX MONTHS ENDED MAY 31, 2000*   $1.00        2.45%        $  96.8    0.98%(3)      4.87%(3)
 YEAR ENDED: NOVEMBER 30, 1999     1.00        4.17%           84.0    0.95%         4.09%
             NOVEMBER 30, 1998     1.00        4.63%          112.1    0.98%(4)      4.53%(4)
             NOVEMBER 30, 1997     1.00        4.60%          100.0    0.98%(4)      4.51%(4)
             NOVEMBER 30, 1996     1.00        4.51%          101.1    1.00%         4.41%
             NOVEMBER 30, 1995     1.00        5.02%          108.6    1.00%(4)      4.91%(4)

---------------------------------------------------
* UNAUDITED

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS. TOTAL RETURN FOR A PERIOD OF LESS THAN ONE YEAR IS NOT ANNUALIZED.
(2) INCLUSIVE OF EXPENSES OFFSET BY EARNINGS CREDITS (SEE NOTE 1f IN NOTES TO FINANCIAL STATEMENTS).
(3)  ANNUALIZED
(4) DURING THE YEARS INDICATED ABOVE, THE INVESTMENT ADVISER WAIVED A PORTION OF ITS FEES. IF SUCH WAIVERS HAD NOT BEEN IN EFFECT, THE RATIOS OF EXPENSES TO AVERAGE NET ASSETS AND THE RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 0.99% AND 4.52%, RESPECTIVELY, AND FOR THE YEAR ENDED NOVEMBER 30, 1998, 0.99% AND 4.50%, RESPECTIVELY FOR THE YEAR ENDED NOVEMBER 30, 1997, AND 1.02% AND 4.89%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 1995.

                                                              INCOME FROM
                                                               OPERATIONS
                                                 ---------------------------------------
                                                                                         Dividends to
                                     Net Asset                     Net                   Shareholders
                                       Value,        Net        Realized        Total      from Net
                                     Beginning   Investment    Gain (Loss)   Income from  Investment
                                      of Year      Income    on Investments   Operations    Income
GENERAL MUNICIPAL PORTFOLIO
  SIX MONTHS ENDED MAY 31, 2000*       $1.00        $0.01           --         $0.01       $(0.01)
  YEAR ENDED: NOVEMBER 30, 1999         1.00         0.02       $(0.00)         0.02        (0.02)
              NOVEMBER 30, 1998         1.00         0.03        (0.00)         0.03        (0.03)
              NOVEMBER 30, 1997         1.00         0.03        (0.00)         0.03        (0.03)
              NOVEMBER 30, 1996         1.00         0.03         0.00          0.03        (0.03)
              NOVEMBER 30, 1995         1.00         0.03         0.00          0.03        (0.03)
CALIFORNIA MUNICIPAL PORTFOLIO
  SIX MONTHS ENDED MAY 31, 2000*       $1.00        $0.01           --         $0.01       $(0.01)
  YEAR ENDED: NOVEMBER 30, 1999         1.00         0.02           --          0.02        (0.02)
              NOVEMBER 30, 1998         1.00         0.02           --          0.02        (0.02)
              NOVEMBER 30, 1997         1.00         0.03       $(0.00)         0.03        (0.03)
              NOVEMBER 30, 1996         1.00         0.02           --          0.02        (0.02)
              NOVEMBER 30, 1995         1.00         0.03        (0.01)         0.02        (0.03)
NEW YORK MUNICIPAL PORTFOLIO
  SIX MONTHS ENDED MAY 31, 2000*       $1.00        $0.01        $0.00         $0.01       $(0.01)
  YEAR ENDED: NOVEMBER 30, 1999         1.00         0.02         0.00          0.02        (0.02)
              NOVEMBER 30, 1998         1.00         0.03           --          0.03        (0.03)
              NOVEMBER 30, 1997         1.00         0.03        (0.00)         0.03        (0.03)
              NOVEMBER 30, 1996         1.00         0.03           --          0.03        (0.03)
              NOVEMBER 30, 1995         1.00         0.03         0.00          0.03        (0.03)


                                                                                            RATIOS TO
                                                                                             AVERAGE
                                                                                            NET ASSETS
                                                                                     -------------------------
                                                  Net Asset
                                      Capital      Value,                 End of                         Net
                                    Contribution   End of      Total      Period                     Investment
                                     by Adviser    Period    Return (1) (millions)   Expenses (2)      Income
GENERAL MUNICIPAL PORTFOLIO
  SIX MONTHS ENDED MAY 31, 2000*        --         $1.00       1.42%      $106.8      0.95%(3)         2.81%(3)
  YEAR ENDED: NOVEMBER 30, 1999         --          1.00       2.29%       120.0      0.93%            2.26%
              NOVEMBER 30, 1998         --          1.00       2.66%       171.8      0.92%            2.62%
              NOVEMBER 30, 1997         --          1.00       2.74%       137.0      0.96%            2.70%
              NOVEMBER 30, 1996         --          1.00       2.56%       122.3      0.99%            2.53%
              NOVEMBER 30, 1995         --          1.00       3.11%       116.0      0.93%(4)         3.07%(4)
CALIFORNIA MUNICIPAL PORTFOLIO
  SIX MONTHS ENDED MAY 31, 2000*        --         $1.00       1.15%       $68.5      0.93%(3)         2.29%(3)
  YEAR ENDED: NOVEMBER 30, 1999         --          1.00       2.06%        66.5      0.91%            2.03%
              NOVEMBER 30, 1998         --          1.00       2.39%        70.4      0.95%            2.36%
              NOVEMBER 30, 1997         --          1.00       2.68%        55.7      0.90%(5)         2.64%(5)
              NOVEMBER 30, 1996         --          1.00       2.42%        53.4      0.85%(5)         2.42%(5)
              NOVEMBER 30, 1995      $0.01          1.00       3.10%        75.9      0.82%(5)         3.05%(5)
NEW YORK MUNICIPAL PORTFOLIO
  SIX MONTHS ENDED MAY 31, 2000*        --         $1.00       1.36%       $61.8      1.01%(3)(6)      2.69%(3)(6)
  YEAR ENDED: NOVEMBER 30, 1999         --          1.00       2.16%        55.3      0.96%            2.11%
              NOVEMBER 30, 1998         --          1.00       2.50%        84.1      0.98%            2.46%
              NOVEMBER 30, 1997         --          1.00       2.66%        73.2      0.98%(6)         2.63%(6)
              NOVEMBER 30, 1996         --          1.00       2.50%        60.0      0.97%(6)         2.45%(6)
              NOVEMBER 30, 1995         --          1.00       3.07%        52.3      0.79%(6)         3.02%(6)

---------------------------------------------------
* UNAUDITED

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS. TOTAL RETURN FOR A PERIOD OF LESS THAN ONE YEAR IS NOT ANNUALIZED.
(2) INCLUSIVE OF EXPENSES OFFSET BY EARNINGS CREDITS (SEE NOTE 1f IN NOTES TO FINANCIAL STATEMENTS).
(3)  ANNUALIZED
(4) DURING THE YEARS INDICATED ABOVE, THE INVESTMENT ADVISER WAIVED A PORTION OF ITS FEES. IF SUCH WAIVERS HAD NOT BEEN IN EFFECT, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS AND THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.02% AND 2.98%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 1995.
(5) DURING THE YEARS INDICATED ABOVE, THE INVESTMENT ADVISER WAIVED A PORTION OF ITS FEES. IF SUCH WAIVERS HAD NOT BEEN IN EFFECT, THE RATIOS OF EXPENSES TO AVERAGE NET ASSETS AND THE RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 0.96% AND 2.58%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 1997, 0.97% AND 2.30%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 1996, AND 0.95% AND 2.92%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 1995.
(6) DURING THE PERIODS INDICATED ABOVE, THE INVESTMENT ADVISER WAIVED A PORTION OF ITS FEES. IF SUCH WAIVERS HAD NOT BEEN IN EFFECT, THE RATIOS OF EXPENSES TO AVERAGE NET ASSETS AND THE RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.02% AND 2.68%, RESPECTIVELY, FOR THE SIX MONTHS ENDED MAY 31, 2000, 0.99% AND 2.62%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 1997, 0.98% AND 2.44%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 1996, AND 1.00% AND 2.81%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 1995.

--------------------------------------------------------------------------------
SPECIAL MEETING OF SHAREHOLDERS
--------------------------------------------------------------------------------

The Fund held a special meeting of shareholders on March 10, 2000. Shareholders voted to:
     1) approve a new investment advisory agreement between OpCap Advisors and the Fund;
     2) approve the continuance of the Distribution Assistance and Administrative Services Plan upon consumation of the Allianz acquistion;
     3) elect V. Lee Barnes, Paul Y. Clinton, Thomas W. Courtney, Lacy B. Herrmann, Joseph M. La Motta and Theodore Mason as directors of the Fund; and,
     4) ratifiy the appointment of PricewaterhouseCoopers LLP as independent accountants for the fiscal year ending November 30, 2000.

The resulting vote count for each proposal is indicated below.

1. APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENT BETWEEN OPCAP ADVISORS AND THE
FUND:

                                                                                               Withhold
                                         Affirmative                 Against                   Authority
                                         -----------                 -------                   ---------
Primary                                 2,487,605,920               9,815,815                 20,517,634
Government                                 68,182,374                 831,053                  1,349,998
General                                   125,263,984                 111,045                    649,798
California                                 66,094,019                  97,014                     15,915
New York                                   54,759,500                 378,450                     94,991

2. APPROVAL OF CONTINUANCE OF DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE
SERVICES PLAN:

Primary                                 2,476,902,556              16,524,366                 24,512,447
Government                                 68,413,907                 817,649                  1,131,869
General                                   125,125,333                 284,122                    615,372
California                                 65,952,632                 238,015                     16,301
New York                                   53,788,018               1,386,032                     58,891

3. ELECTION OF DIRECTORS:

     V. LEE BARNES
Primary                                 2,510,970,151                      --                  6,969,218
Government                                 69,555,630                      --                    807,795
General                                   125,912,580                      --                    112,247
California                                 66,122,539                      --                     84,409
New York                                   54,941,082                      --                    291,859

     PAUL Y. CLINTON
Primary                                 2,507,944,456                      --                  9,994,913
Government                                 69,555,630                      --                    807,795
General                                   125,912,580                      --                    112,247
California                                 66,122,539                      --                     84,409
New York                                   54,940,915                      --                    292,026

     THOMAS W. COURTNEY
Primary                                 2,508,673,092                      --                  9,266,277
Government                                 69,555,630                      --                    807,795
General                                   125,912,580                      --                    112,247
California                                 66,122,539                      --                     84,409
New York                                   54,940,915                      --                    292,026

                                                                                               Withhold
                                         Affirmative                 Against                   Authority
                                         -----------                 -------                   ---------
     LACY B. HERRMANN
Primary                                 2,507,188,081                      --                 10,751,288
Government                                 69,555,630                      --                    807,795
General                                   125,912,580                      --                    112,247
California                                 66,122,539                      --                     84,409
New York                                   54,940,915                      --                    292,026

     JOSEPH M. LA MOTTA
Primary                                 2,510,428,170                      --                  7,511,199
Government                                 69,555,630                      --                    807,795
General                                   125,912,580                      --                    112,247
California                                 66,122,539                      --                     84,409
New York                                   54,940,915                      --                    292,026

     THEODORE T. MASON
Primary                                 2,508,753,460                      --                  9,185,909
Government                                 69,555,630                      --                    807,795
General                                   125,912,580                      --                    112,247
California                                 66,122,539                      --                     84,409
New York                                   54,940,915                      --                    292,026

4. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE FUND'S
INDEPENDENT ACCOUNTANTS FOR THE FISCAL YEAR ENDING NOVEMBER 30, 2000.

Primary                                 2,498,071,690               4,229,483                 15,638,196
Government                                 70,049,090                  55,734                    258,601
General                                   125,370,557                 110,082                    544,188
California                                 66,098,521                  75,815                     32,612
New York                                   54,977,743                 213,544                     41,654


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